UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N‑CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File No. 811‑07261

Cantor Fitzgerald Variable Insurance Trust
(formerly known as Credit Suisse Trust)

(Exact Name of Registrant as Specified in Charter)
110 E. 59th Street, New York, New York 10022

     (Address of Principal Executive Offices)   (Zip Code)
William Ferri
Cantor Fitzgerald Commodity Strategy Trust
110 E. 59th Street
New York, New York 10022
Registrant’s telephone number, including area code: (855) 922-6867
Date of fiscal year end: December 31
Date of reporting period: January 1, 2026 to June 30, 2026

Item 1. Reports to Stockholders.

Semi‑Annual Shareholder Report June 30, 2026

Cantor Fitzgerald Commodity Return
Strategy Portfolio

Class 1	CCRSX

Portfolio Overview
This Semi-Annual shareholder report contains important information about Cantor Fitzgerald Commodity Return Strategy Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at www.cantorassetmanagement.com/capabilities/commodities/cantor ‑fitzgerald‑trust‑commodity‑return‑strategy‑portfolio‑share‑class‑1/. You can also request this information by contacting us at 855‑922‑6867. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
Semi-Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000	Costs paid as a percentage of

Name	investment	a $10,000 investment

Class 1	$56	1.05%

Key Portfolio Statistics

Total Net Assets	$728,643,464

# of Portfolio Holdings	93

Portfolio Turnover Rate	28%

What is the Portfolio’s investment objective?
The Portfolio seeks total return.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	59.2%

United States Agency Obligations	27.9%

Commodity Indexed Structured Notes	10.9%

Short-Term Investments	2.0%
Derivatives are not reflected in amounts reported above.

Cantor Fitzgerald Commodity Return Strategy Portfolio	Class 1

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.935%, due 07/31/27	7.9%

U.S. Treasury Floating Rate Notes, 3.875%, due 01/31/28	7.5%

U.S. Treasury Floating Rate Notes, 3.874%, due 01/31/27	6.1%

Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.630%, due 09/16/26	5.8%

Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.620%, due 12/29/26	5.1%

U.S. Treasury Floating Rate Notes, 3.936%, due 04/30/27	4.8%

U.S. Treasury Floating Rate Notes, 3.966%, due 10/31/27	4.5%

U.S. Treasury Floating Rate Notes, 3.981%, due 10/31/26	3.8%

U.S. Treasury Floating Rate Notes, 3.879%, due 04/30/28	3.3%

U.S. Treasury Notes, 4.250%, due 02/15/28	2.9%

Additional Information
If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit www.cantorassetmanagement.com/capabilities/commodities/cantor-fitzgerald-trust-commodity-return-strategy-portfolio-share-class-1/.
Phone: 855‑922‑6867

Material Portfolio Changes
The below is a summary of certain changes that occurred since the Portfolio’s prior fiscal year ended December 31, 2025. On May 28, 2025, UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments acquired UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). The portion of the Transaction related to the Portfolio closed on April 1, 2026. Related to the Transaction, the Board of Trustees of the Trust approved a new Investment Management Agreement (the “New Investment Management Agreement”) with O’Connor Alternative Investments and approved new trustees for the Board of Trustees. The New Investment Advisory Agreement and new trustees were also approved by shareholders at a meeting held on December 15, 2026. The new trustees began serving as trustees as of March 13, 2026, and the New Investment Management Agreement took effect on April 1, 2026 upon the closing of the Transaction.

Cantor Fitzgerald Commodity Return Strategy Portfolio	CL1‑SAR‑0626	Class 1

Semi‑Annual Shareholder Report June 30, 2026

Cantor Fitzgerald Commodity Return
Strategy Portfolio

Class 2	CCRRX

Portfolio Overview
This Semi-Annual shareholder report contains important information about Cantor Fitzgerald Commodity Return Strategy Portfolio (the “Portfolio”) for the period of January 1, 2026 to June 30, 2026. You can find additional information about the Portfolio at www.cantorassetmanagement.com/capabilities/commodities/cantor ‑fitzgerald‑trust‑commodity‑return‑strategy‑portfolio‑share‑class‑2/. You can also request this information by contacting us at 855‑922‑6867. This report describes changes to the Portfolio that occurred during the reporting period.

What were the Portfolio costs for the last six months?
Semi-Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class	Costs of a $10,000	Costs paid as a percentage of

Name	investment	a $10,000 investment

Class 2	$43	0.80%

Key Portfolio Statistics

Total Net Assets	$728,643,464

# of Portfolio Holdings	93

Portfolio Turnover Rate	28%

What is the Portfolio’s investment objective?
The Portfolio seeks total return.

Portfolio Breakdown (% of Total Investments)

United States Treasury Obligations	59.2%

United States Agency Obligations	27.9%

Commodity Indexed Structured Notes	10.9%

Short-Term Investments	2.0%
Derivatives are not reflected in amounts reported above.

Cantor Fitzgerald Commodity Return Strategy Portfolio	Class 2

Top 10 Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.935%, due 07/31/27	7.9%

U.S. Treasury Floating Rate Notes, 3.875%, due 01/31/28	7.5%

U.S. Treasury Floating Rate Notes, 3.874%, due 01/31/27	6.1%

Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, 3.630%, due 09/16/26	5.8%

Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, 3.620%, due 12/29/26	5.1%

U.S. Treasury Floating Rate Notes, 3.936%, due 04/30/27	4.8%

U.S. Treasury Floating Rate Notes, 3.966%, due 10/31/27	4.5%

U.S. Treasury Floating Rate Notes, 3.981%, due 10/31/26	3.8%

U.S. Treasury Floating Rate Notes, 3.879%, due 04/30/28	3.3%

U.S. Treasury Notes, 4.250%, due 02/15/28	2.9%

Additional Information
If you wish to view additional information about the Portfolio, including but not limited to financial statements or holdings, please visit www.cantorassetmanagement.com/capabilities/commodities/cantor
‑fitzgerald‑trust‑commodity‑return‑strategy‑portfolio‑share‑class‑2/.
Phone: 855‑922‑6867

Material Portfolio Changes
The below is a summary of certain changes that occurred since the Portfolio’s prior fiscal year ended December 31, 2025. On May 28, 2025, UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) entered into a definitive agreement (the “Purchase Agreement”) with O’Connor Alternative Investments, LLC (“O’Connor Alternative Investments”), an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., pursuant to which O’Connor Alternative Investments acquired UBS AM (Americas)’s O’Connor investment platform (the “Transaction”). The portion of the Transaction related to the Portfolio closed on April 1, 2026. Related to the Transaction, the Board of Trustees of the Trust approved a new Investment Management Agreement (the “New Investment Management Agreement”) with O’Connor Alternative Investments and approved new trustees for the Board of Trustees. The New Investment Advisory Agreement and new trustees were also approved by shareholders at a meeting held on December 15, 2026. The new trustees began serving as trustees as of March 13, 2026, and the New Investment Management Agreement took effect on April 1, 2026 upon the closing of the Transaction.

Cantor Fitzgerald Commodity Return Strategy Portfolio	CL2‑SAR‑0626	Class 2

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to the registrant.

Item 6. Investments.

(a)	The complete schedule of investments for the registrant is disclosed in the registrant’s semi-annual report, which is included in Item 7 of this Form N-CSR.

(b)	Not applicable to the registrant.

Cantor Fitzgerald Commodity Return Strategy Portfolio

Form N-CSR Information Items 7 through 11

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Copy of the most recent financial statements:

CANTOR®

Cantor Fitzgerald Commodity Return Strategy Portfolio

Semi-Annual Financial Statements

Period End Date — June 30, 2026 (unaudited)

Investment Adviser:
O'Connor Alternative Investments, LLC
110 E. 59th Street
New York, NY 10022
+1 855 922-6867

Cantor Fitzgerald Commodity Return Strategy Portfolio

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)

June 30, 2026

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

	COMMODITY INDEXED STRUCTURED NOTES (10.9%)

$26,300	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR (1),(2),(3)	(A+, NR)	12/29/26	3.620	$36,999,761

28,000	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01 (1),(2),(3)	(AA-, A1)	09/16/26	3.630	42,316,628

	TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $54,300,000)				79,316,389

	UNITED STATES AGENCY OBLIGATIONS (27.7%)

9,200	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.055% (2)	(AA+, Aaa)	07/13/27	3.675	9,198,453

4,800	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.085% (2)	(AA+, Aaa)	02/23/28	3.705	4,800,868

5,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090% (2)	(AA+, Aaa)	02/11/28	3.710	5,000,674

4,700	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090% (2)	(AA+, Aaa)	02/17/28	3.710	4,702,287

8,300	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090% (2)	(AA+, Aaa)	03/09/28	3.710	8,300,951

7,500	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.125% (2)	(AA+, Aaa)	11/03/27	3.745	7,506,035

13,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.230% (2)	(AA+, Aaa)	08/01/28	3.850	13,026,178

6,800	Federal Home Loan Banks	(AA+, Aaa)	10/09/26	4.000	6,800,505

13,000	Federal Home Loan Banks	(AA+, Aaa)	09/09/27	3.500	12,908,274

6,500	Federal Home Loan Banks	(AA+, Aaa)	03/03/28	3.500	6,436,440

12,700	Federal Home Loan Banks, 1 day USD SOFR + 0.230% (2)	(AA+, Aaa)	07/14/28	3.850	12,725,792

9,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (2)	(AA+, Aaa)	09/23/26	3.760	9,001,573

7,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (2)	(AA+, Aaa)	10/16/26	3.760	7,001,539

6,100	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (2)	(AA+, Aaa)	10/29/26	3.760	6,101,699

6,500	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140% (2)	(AA+, Aaa)	10/06/27	3.760	6,506,400

12,600	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.220% (2)	(AA+, Aaa)	05/23/28	3.840	12,633,533

11,400	Federal National Mortgage Association, 1 day USD SOFR + 0.080% (2)	(AA+, Aaa)	12/22/27	3.700	11,396,898

11,000	Federal National Mortgage Association, 1 day USD SOFR + 0.085% (2)	(AA+, Aaa)	03/06/28	3.705	10,995,291

12,500	Federal National Mortgage Association, 1 day USD SOFR + 0.085% (2)	(AA+, Aaa)	06/08/28	3.705	12,502,152

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Portfolio

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2026

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

	UNITED STATES AGENCY OBLIGATIONS (27.7%) (Continued)

$14,000	Federal National Mortgage Association, 1 day USD SOFR + 0.090% (2)	(AA+, Aaa)	02/02/28	3.710	$13,997,527

9,000	Federal National Mortgage Association, 1 day USD SOFR + 0.090% (2)	(AA+, Aaa)	05/08/28	3.710	9,001,524

5,000	Federal National Mortgage Association, 1 day USD SOFR + 0.140% (2)	(AA+, Aaa)	12/11/26	3.760	5,001,705

6,400	Federal National Mortgage Association, 1 day USD SOFR + 0.260% (2)	(AA+, Aaa)	11/05/27	3.880	6,413,432

	TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $201,986,927)				201,959,730

	UNITED STATES TREASURY OBLIGATIONS (58.9%)

8,400	U.S. Treasury Bills (4)	(AA+, Aaa)	09/15/26	3.601	8,335,420

6,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.182% (2)	(AA+, Aaa)	07/31/26	3.958	6,000,282

27,500	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.205% (2)	(AA+, Aaa)	10/31/26	3.981	27,515,743

44,600	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.098% (2),(5)	(AA+, Aaa)	01/31/27	3.874	44,613,596

35,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.160% (2),(5)	(AA+, Aaa)	04/30/27	3.936	35,041,336

57,500	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.159% (2),(5),(6)	(AA+, Aaa)	07/31/27	3.935	57,574,197

33,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.190% (2),(6)	(AA+, Aaa)	10/31/27	3.966	33,053,460

54,300	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.099% (2),(6)	(AA+, Aaa)	01/31/28	3.875	54,325,463

24,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.103% (2)	(AA+, Aaa)	04/30/28	3.879	24,006,561

12,500	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	12,507,229

12,000	U.S. Treasury Notes	(AA+, Aaa)	08/31/26	3.750	11,999,563

13,200	U.S. Treasury Notes	(AA+, Aaa)	12/31/26	4.250	13,218,588

7,000	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	7,025,657

5,500	U.S. Treasury Notes	(AA+, Aaa)	05/31/27	3.875	5,489,962

5,800	U.S. Treasury Notes	(AA+, Aaa)	07/15/27	4.375	5,815,478

6,100	U.S. Treasury Notes	(AA+, Aaa)	09/15/27	3.375	6,046,148

13,400	U.S. Treasury Notes	(AA+, Aaa)	10/31/27	3.500	13,288,508

21,000	U.S. Treasury Notes	(AA+, Aaa)	01/15/28	4.250	21,028,711

21,100	U.S. Treasury Notes	(AA+, Aaa)	02/15/28	4.250	21,129,672

7,000	U.S. Treasury Notes	(AA+, Aaa)	05/15/28	3.750	6,950,234

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Portfolio

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2026

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

	UNITED STATES TREASURY OBLIGATIONS (58.9%) (Continued)

$14,300	U.S. Treasury Notes	(AA+, Aaa)	01/15/29	3.500	$14,076,562

	TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $429,222,898)				429,042,370

Shares

	SHORT-TERM INVESTMENTS (2.0%)

14,396,131	State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.60%(7) (Cost $14,396,131)				14,396,131

	TOTAL INVESTMENTS AT VALUE (99.5%) (Cost $699,905,956)				724,714,620

	OTHER ASSETS IN EXCESS OF LIABILITIES (0.5%)				3,928,844

	NET ASSETS (100.0%)				$728,643,464

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities amounted to a value of $79,316,389 or 10.9% of net assets.

(2)	Variable rate obligation - The interest rate shown is the rate in effect as of June 30, 2026. The rate may be subject to a cap and floor.
(3)	Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.
(4)	Securities are zero coupon. Rate presented is cost yield as of June 30, 2026.
(5)	At June 30, 2026, $17,639,108 in the value of these securities has been pledged as collateral for open swap contracts.
(6)	At June 30, 2026, $31,900,359 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(7)	Rate shown reflects yield as at June 30, 2026.

INVESTMENT ABBREVIATIONS

3 mo. = 3 month
FEDL01 = Federal Funds Rate
SOFR = Secured Overnight Financing Rate

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Portfolio

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2026

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase
Agriculture
Cocoa Futures	USD	Sep 2026	50	$1,984,408	$2,539,000	$554,592
Coffee “C” Futures	USD	Sep 2026	20	1,951,836	2,223,375	271,539
Coffee “C” Futures	USD	Dec 2026	14	1,491,919	1,481,025	(10,894)
Corn Futures	USD	Sep 2026	405	8,652,995	8,439,188	(213,807)
Cotton No. 2 Futures	USD	Dec 2026	80	3,053,005	3,072,000	18,995
Soybean Futures	USD	Nov 2026	164	9,264,328	9,378,750	114,422
Soybean Meal Futures	USD	Dec 2026	164	4,986,998	4,970,840	(16,158)
Soybean Oil Futures	USD	Dec 2026	12	479,915	470,520	(9,395)
Soybean Oil Futures	USD	Jan 2027	145	5,796,019	5,666,310	(129,709)
Sugar No. 11 Futures	USD	Sep 2026	296	4,704,073	4,913,126	209,053
Wheat (KC HRW) Futures	USD	Sep 2026	112	3,522,509	3,501,400	(21,109)
Wheat (KC HRW) Futures	USD	Dec 2026	7	229,008	224,088	(4,920)
Wheat Futures	USD	Sep 2026	168	4,978,911	4,949,700	(29,211)
Wheat Futures	USD	Dec 2026	3	93,646	90,675	(2,971)

						$730,427

Energy
Brent Crude Oil Futures	USD	Jul 2026	627	60,172,603	45,739,650	(14,432,953)
Gas Oil Futures	USD	Sep 2026	215	18,662,751	18,979,125	316,374
Gasoline RBOB Futures	USD	Aug 2026	138	16,522,783	15,829,456	(693,327)
Light Sweet Crude Oil Futures	USD	Jul 2026	800	55,417,226	55,600,000	182,774
Natural Gas Futures	USD	Aug 2026	413	13,446,949	13,191,220	(255,729)
Natural Gas Futures	USD	Oct 2026	11	382,798	373,230	(9,568)
NY Harbor ULSD Futures	USD	Aug 2026	114	14,694,364	15,130,559	436,195

						$(14,456,234)

Industrial Metals
LME Lead Futures	USD	Sep 2026	39	1,922,104	1,820,540	$(101,564)
LME Nickel Futures	USD	Sep 2026	34	3,611,501	3,316,228	(295,273)
LME Primary Aluminum Futures	USD	Jul 2026	88	7,734,910	6,768,014	(966,896)
LME Zinc Futures	USD	Sep 2026	50	4,113,335	4,460,525	347,190
LME Zinc Futures	USD	Dec 2026	50	4,351,423	4,415,525	64,102

						(952,441)

Livestock
Lean Hogs Futures	USD	Aug 2026	94	4,051,916	3,692,320	$(359,596)
Live Cattle Futures	USD	Aug 2026	68	6,678,599	6,593,960	(84,639)

						$(444,235)

Precious Metals
Copper Futures	USD	Sep 2026	74	12,088,829	11,569,900	$(518,929)
Gold 100 oz. Futures	USD	Dec 2026	57	23,997,340	23,361,450	(635,890)
Silver Futures	USD	Dec 2026	17	5,374,752	5,149,045	(225,707)

						$(1,380,526)

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Portfolio

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2026

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Sell
Energy
Brent Crude Oil Futures	USD	Sep 2026	(401)	$(35,408,534)	$(29,244,930)	$6,163,604
Gas Oil Futures	USD	Nov 2026	(137)	(12,801,616)	(11,422,375)	1,379,241
Gasoline RBOB Futures	USD	Oct 2026	(86)	(9,208,131)	(8,473,030)	735,101
Light Sweet Crude Oil Futures	USD	Aug 2026	(265)	(18,277,392)	(18,356,550)	(79,158)
Light Sweet Crude Oil Futures	USD	Oct 2026	(339)	(27,259,536)	(23,282,520)	3,977,016
NY Harbor ULSD Futures	USD	Oct 2026	(73)	(10,238,867)	(9,304,084)	934,783

						$13,110,587

Industrial Metals
LME Lead Futures	USD	Sep 2026	(8)	(403,438)	(373,444)	$29,994
LME Zinc Futures	USD	Sep 2026	(50)	(4,374,452)	(4,460,525)	(86,073)

						$(56,079)

Total Net Unrealized Appreciation (Depreciation)						$(3,448,501)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Value	Unrealized Depreciation
USD	$29,650,705	07/21/26	Bank of America	Bloomberg Commodity Index Total Return	3.73%	At Maturity	$—	$(1,223,866)	$(1,223,866)
USD	18,352,848	07/21/26	JPMorgan Chase	Bloomberg Commodity Index Total Return	3.71%	At Maturity	—	(757,389)	(757,389)
USD	81,232,218	07/21/26	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	3.71%	At Maturity	—	(3,352,307)	(3,352,307)
USD	56,955,277	07/21/26	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	3.88%	At Maturity	—	(2,357,474)	$(2,357,474)
USD	14,194,808	07/21/26	Societe Generale	Bloomberg Commodity Index Total Return	3.73%	At Maturity	—	(585,911)	(585,911)
USD	50,753,790	07/21/26	Societe Generale	Societe Generale P04 TR Index(b)	3.88%	At Maturity	—	(2,106,784)	(2,106,784)
USD	118,835,839	07/21/26	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	3.76%	At Maturity	—	(4,739,335)	(4,739,335)

Total							$—	$(15,123,066)	$(15,123,066)

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Portfolio

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2026

(a)

The 112T Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	6/30/26 Price	Quantity(1)	6/30/26 Value(1)
CBOT Bean Oil JAN 27 Futures	BOF7 Comdty	3.52%	65.13	49.31	$1,926,937
CBOT Corn SEP 26 Futures	C U6 Comdty	4.78%	416.75	125.44	2,613,839
NYBOT Cocoa SEP 26 Futures	CCU6 Comdty	1.34%	5,078.00	14.44	733,425
NYMEX WTI Crude Oil SEP 26 Futures	CLU6 Comdty	7.90%	69.27	62.39	4,322,083
NYBOT Cotton DEC 26 Futures	CTZ6 Comdty	1.75%	76.80	24.95	958,252
COMEX Gold DEC 26 Futures	GCZ6 Comdty	12.15%	4,098.50	16.21	6,642,953
COMEX High Grade Copper SEP 26 Futures	HGU6 Comdty	6.14%	625.40	21.46	3,355,952
NYMEX Heating Oil SEP 26 Futures	HOU6 Comdty	3.25%	316.01	13.39	1,777,775
NYBOT Coffee DEC 26 Futures	KCZ6 Comdty	2.11%	282.10	10.92	1,155,085
KCBOT Kansas Wheat DEC 26 Futures	KWZ6 Comdty	1.96%	640.25	33.46	1,071,050
CME Live Cattle OCT 26 Futures	LCV6 Comdty	3.73%	236.65	21.55	2,040,148
ICE Brent Crude Oil SEP 26 Futures	COU6 Comdty	9.77%	72.95	73.25	5,343,371
ICE Gas Oil SEP 26 Futures	QSU6 Comdty	4.24%	882.75	26.28	2,319,626
CME Lean Hogs AUG 26 Futures	LHQ6 Comdty	1.90%	98.20	26.50	1,040,843
LME Aluminium SEP 26 Futures	LAU26 Comdty	3.64%	3,086.45	25.78	1,989,529
LME Nickel SEP 26 Futures	LNU6 Comdty	1.87%	16,256.02	10.48	1,022,175
LME Lead SEP 26 Futures	LLU6 Comdty	0.79%	1,867.22	9.28	433,355
LME Zinc SEP 26 Futures	LXU6 Comdty	2.30%	3,568.42	14.09	1,257,166
NYMEX Nat Gas NOV 26 Futures	NGX26 Comdty	7.22%	3.39	116.43	3,950,395
NYMEX Unleaded Gasoline SEP 26 Futures	XBU6 Comdty	3.25%	273.11	15.51	1,778,964
CBOT Soybeans NOV 26 Futures	S X6 Comdty	5.35%	1,143.75	51.17	2,926,560
NYBOT Sugar OCT 26 Futures	SBV6 Comdty	2.73%	14.82	90.00	1,493,919
COMEX Silver DEC 26 Futures	SIZ6 Comdty	2.66%	60.58	4.80	1,454,964
CBOT Soy Meal DEC 26 Futures	SMZ6 Comdty	2.75%	303.10	49.70	1,506,523
CBOT Wheat DEC 26 Futures	W Z6 Comdty	2.88%	604.50	52.11	1,575,122

(1)	Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of June 30, 2026.

(b)

The P04 TR Index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Contract	Weight	6/30/26 Price	Quantity(1)	6/30/26 Value(1)
CBOT Bean Oil DEC 26 Futures	BOZ6	3.52%	65.35	43.75	$1,715,267
CBOT Corn SEP 26 Futures	C U6	4.78%	416.75	111.78	2,329,254
NYBOT Cocoa SEP 26 Futures	CCU6	1.34%	5,078.00	12.86	652,971
NYMEX WTI Crude Oil SEP 26 Futures	CLU6	7.90%	69.27	55.57	3,849,605
ICE Brent Crude Oil SEP 26 Futures	COU6	9.77%	72.95	65.26	4,760,840
NYBOT Cotton DEC 26 Futures	CTZ6	1.75%	76.80	22.21	852,761
COMEX Gold AUG 26 Futures	GCQ6	12.16%	4,038.50	14.67	5,925,467
COMEX High Grade Copper SEP 26 Futures	HGU6	6.14%	625.40	19.14	2,991,971
NYMEX Heating Oil SEP 26 Futures	HOU6	3.25%	316.01	11.93	1,583,698
NYBOT Coffee SEP 26 Futures	KCU6	2.11%	296.45	9.25	1,028,186
KCBOT Kansas Wheat SEP 26 Futures	KWU6	1.96%	625.25	30.55	955,092
LME Aluminium SEP 26 Futures	LAU26	3.63%	3,086.45	22.92	1,768,869

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Portfolio

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

June 30, 2026

Commodity Name	Contract	Weight	6/30/26 Price	Quantity(1)	6/30/26 Value(1)
CME Live Cattle AUG 26 Futures	LCQ6	3.73%	242.43	18.74	$1,817,598
CME Lean Hogs AUG 26 Futures	LHQ6	1.90%	98.20	23.57	925,854
LME Lead SEP 26 Futures	LLU6	0.79%	1,867.22	8.25	384,960
LME Nickel SEP 26 Futures	LNU6	1.87%	16,256.02	9.34	911,236
LME Zinc SEP 26 Futures	LXU6	2.30%	3,568.42	12.56	1,120,771
NYMEX Nat Gas SEP 26 Futures	NGU26	7.28%	3.19	111.07	3,547,484
ICE Gas Oil SEP 26 Futures	QSU6	4.24%	882.75	23.41	2,066,117
CBOT Soybeans NOV 26 Futures	S X6	5.35%	1,143.75	45.59	2,607,011
NYBOT Sugar OCT 26 Futures	SBV6	2.73%	14.82	80.15	1,330,306
COMEX Silver SEP 26 Futures	SIU6	2.66%	59.92	4.33	1,296,196
CBOT Soy Meal DEC 26 Futures	SMZ6	2.70%	303.10	43.41	1,315,688
CBOT Wheat SEP 26 Futures	W U6	2.89%	589.25	47.80	1,408,273
NYMEX Unleaded Gasoline SEP 26 Futures	XBU6	3.25%	273.11	13.81	1,583,698

(1)	Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of June 30, 2026.

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Portfolio

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)

June 30, 2026

ASSETS
Investments at value (Cost $699,905,956) (Note 2)	$724,714,620
Cash	414
Cash segregated at brokers for swap contracts (Note 2)	14,656,860
Interest receivable	6,819,998
Variation margin receivable on futures contracts (Note 2)	1,787,114
Receivable for Portfolio shares sold	56,984
Prepaid expenses	40,166

TOTAL ASSETS	748,076,156

LIABILITIES
Investment advisory fee payable (Note 3)	1,176,691
Administrative services fee payable (Note 3)	70,843
Shareholder servicing/Distribution fee payable (Note 3)	22,367
Due to brokers for futures contracts	2,139,480
Unrealized depreciation on open swap contracts (Note 2)	15,123,066
Payable for Portfolio shares redeemed	287,633
Trustees’ fee payable	76,289
Accrued expenses	536,323

TOTAL LIABILITIES	19,432,692

NET ASSETS
Capital stock, $.001 par value (Note 6)	35,516
Paid-in capital (Note 6)	650,900,809
Total distributable earnings (loss)	77,707,139

NET ASSETS	$728,643,464

Class 1 Shares
Net assets	$33,251,209
Shares outstanding	1,628,101

Net asset value, offering price and redemption price per share	$20.42

Class 2 Shares
Net assets	$695,392,255
Shares outstanding	33,887,918

Net asset value and offering price per share	$20.52

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Portfolio

CONSOLIDATED STATEMENT OF OPERATIONS (UNAUDITED)

For the Six Months Ended June 30, 2026

INVESTMENT INCOME
Interest	$13,849,771
Securities lending (net of rebates)	495

TOTAL INVESTMENT INCOME	13,850,266

EXPENSES
Investment advisory fees (Note 3)	2,265,152
Administrative services fees (Note 3)	70,259
Shareholder servicing/Distribution fees (Note 3) Class 1	41,822
Transfer agent fees	406,784
Trustees’ fees	84,765
Legal fees	50,275
Audit and tax fees	46,751
Printing fees	46,403
Commitment fees (Note 4)	44,950
Custodian fees	31,450
Insurance expense	12,920
Registration fees	18
Miscellaneous expense	7,963

TOTAL EXPENSES	3,109,512

NET INVESTMENT INCOME	10,740,754

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS, FUTURES CONTRACTS AND SWAP CONTRACTS
Net realized gain from investments	6,549
Net realized gain from futures contracts	43,795,829
Net realized gain from swap contracts	52,528,454
Net change in unrealized appreciation (depreciation) from investments	16,445,907
Net change in unrealized appreciation (depreciation) from futures contracts	(6,422,209)
Net change in unrealized appreciation (depreciation) from swap contracts	(13,638,236)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS, FUTURES CONTRACTS AND SWAP CONTRACTS	92,716,294

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$103,457,048

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Portfolio CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31, 2025
FROM OPERATIONS
Net investment income	$10,740,754	$22,066,913
Net realized gain from investments, futures contracts and swap contracts	96,330,832	68,786,568
Net change in unrealized appreciation (depreciation) from investments, futures contracts and swap contracts	(3,614,538)	4,009,335

Net increase in net assets resulting from operations	103,457,048	94,862,816

FROM DISTRIBUTIONS
From distributable earnings
Class 1	(3,461,601)	(1,130,708)
Class 2	(79,394,266)	(26,696,360)

Net decrease in net assets resulting from distributions	(82,855,867)	(27,827,068)

FROM CAPITAL SHARE TRANSACTIONS (NOTE 6)
Proceeds from sale of shares	14,882,682	27,973,917
Reinvestment of distributions	82,855,867	27,827,068
Net asset value of shares redeemed	(74,480,932)	(55,403,645)

Net increase in net assets from capital share transactions	23,257,617	397,340

Net increase in net assets	43,858,798	67,433,088
NET ASSETS
Beginning of period	684,784,666	617,351,578

End of period	$728,643,464	$684,784,666

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Portfolio CONSOLIDATED FINANCIAL HIGHLIGHTS (For a Class 1 Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021[1]
Per share data
Net asset value, beginning of period	$19.90	$17.99 [2]	$17.67	$24.42	$24.74	$20.28

Investment operations
Net investment income (loss)[3]	0.28	0.60	0.69	0.71	0.18	(0.20)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	2.68	2.10	0.16	(2.76)	4.13	5.85

Total from investment operations	2.96	2.70	0.85	(2.05)	4.31	5.65

Less dividends and distributions
Dividends from net investment income	(2.44)	(0.79)	(0.53)	(4.70)	(4.63)	(1.19)

Total dividends	(2.44)	(0.79)	(0.53)	(4.70)	(4.63)	(1.19)

Net asset value, end of period	$20.42	$19.90	$17.99 [2]	$17.67	$24.42	$24.74

Total return[4]	14.49%	15.29%	4.89%	(9.12)%	16.03%	27.90%

Ratios And supplemental data
Net assets, end of period (000s omitted)	$33,251	$28,242	$26,203	$28,075	$37,182	$30,902
Ratio of net expenses to average net assets	1.05%[5]	1.05%	1.05%	1.04%	1.05%	1.05%
Ratio of net investment income (loss) to average net assets	2.56%[5]	3.17%	3.90%	3.66%	0.70%	(0.85)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[5]	0.04%	0.01%	—%	—%	—%
Portfolio turnover rate[6]	28%	56%	43%	68%	49%	29%

1	A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Financial Statements.

2

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3	Per share information is calculated using the average shares outstanding method.

4	Total returns are historical and include change in share price and reinvestment of all distributions. Total returns for periods less than one year are not annualized.

5	Annualized.

6

Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Portfolio FINANCIAL HIGHLIGHTS (For a Class 2 Share of the Portfolio Outstanding Throughout Each Period)

	For the Six Months Ended June 30, 2026 (unaudited)	For the Year Ended December 31,
		2025	2024	2023	2022	2021[1]
Per share data
Net asset value, beginning of period	$20.02	$18.09 [2]	$17.76	$24.53	$24.79	$20.28

Investment operations
Net investment income (loss)[3]	0.31	0.65	0.74	0.76	0.25	(0.14)
Net gain (loss) from investments, futures contracts and swap contracts (both realized and unrealized)	2.69	2.12	0.17	(2.77)	4.14	5.91

Total from investment operations	3.00	2.77	0.91	(2.01)	4.39	5.77

Less dividends
Dividends from net investment income	(2.50)	(0.84)	(0.58)	(4.76)	(4.65)	(1.26)

Total dividends	(2.50)	(0.84)	(0.58)	(4.76)	(4.65)	(1.26)

Net asset value, end of period	$20.52	$20.02	$18.09 [2]	$17.76	$24.53	$24.79

Total return[4]	14.60%	15.62%	5.18%	(8.90)%	16.34%	28.46%

Ratios and supplemental data
Net assets, end of period (000s omitted)	$695,392	$656,542	$591,149	$536,823	$566,599	$583,502
Ratio of net expenses to average net assets	0.80%[5]	0.80%	0.80%	0.78%	0.77%	0.78%
Ratio of net investment income (loss) to average net assets	2.81%[5]	3.41%	4.14%	3.94%	0.96%	(0.57)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—%[5]	0.04%	0.01%	—%	—%	—%
Portfolio turnover rate[6]	28%	56%	43%	68%	49%	29%

1	A one for six reverse share split, effective October 15, 2021, has been retroactively applied. See Note 6 in the Notes to Consolidated Financial Statements.

2

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

3	Per share information is calculated using the average shares outstanding method.

4	Total returns are historical and include change in share price and reinvestment of all distributions. Total returns for periods less than one year are not annualized.

5	Annualized.

6

Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.

Cantor Fitzgerald Commodity Return Strategy Portfolio

Notes to Consolidated Financial Statements (Unaudited)

June 30, 2026

Note 1. Organization

Cantor Fitzgerald Variable Insurance Trust (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which currently offers the Cantor Fitzgerald Commodity Return Strategy Portfolio (the “Portfolio”). The Portfolio is a diversified, open-end management investment company that seeks total return. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance policies offered by separate accounts of certain insurance companies and (b) tax qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on March 15, 1995.

Effective April 1, 2026, O’Connor Alternative Investments, LLC (“O’Connor” or the “Adviser”) became the investment adviser to the Portfolio, following the transfer of investment management responsibilities from UBS Asset Management (Americas) LLC (“UBS AM (Americas)”). Prior to April 1, 2026, UBS AM (Americas) served as the Portfolio’s investment adviser (and, before May 1, 2024, Credit Suisse Asset Management, LLC (“Credit Suisse”) had served as the Portfolio’s investment adviser before merging into UBS AM (Americas)). The Adviser is registered as an investment adviser with the Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940 and as a Commodity Pool Operator with the Commodity Futures Trading Commission (“CFTC”). The Adviser is an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P., and Ultimus Fund Distributors, LLC serves as the principal underwriter for the Portfolio.

The Portfolio intends to gain exposure to commodity derivatives through investing in a wholly owned subsidiary, Cantor Fitzgerald Cayman Commodity Fund II, Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, including swap contracts and futures contracts. The Subsidiary may also invest in debt securities, certain of which are intended to serve as margin or collateral for the Subsidiary’s derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Portfolio and the accompanying financial statements reflect the financial position of the Portfolio and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Portfolio and the Subsidiary and all intercompany transactions and balances have been eliminated. The Portfolio may invest up to 25% of its total assets in the Subsidiary. As of June 30, 2026, the Portfolio held $98,911,190 in the Subsidiary, representing 13.6% of the Portfolio’s consolidated net assets. For the six months ended June 30, 2026, the net realized gain on securities and other financial instruments held in the Subsidiary was $96,324,330.

Cantor Fitzgerald Commodity Return Strategy Portfolio

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

Subsequent references to the Portfolio within the Notes to Consolidated Financial Statements collectively refer to the Portfolio and the Subsidiary, unless the context otherwise requires.

The Portfolio offers two classes of shares: Class 1 shares and Class 2 shares. Each class of shares represents an equal pro rata interest in the Portfolio, except the share classes bear different expenses.

During the current reporting period, the Portfolio adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption impacted financial statement disclosures only and did not affect the Portfolio’s financial position or results of operations. The Portfolio represents a single operating segment; the Portfolio’s portfolio management team acts as the chief operating decision maker (“CODM”) and monitors the Portfolio’s results as a whole. Segment assets are reflected as “total assets” on the Consolidated Statement of Assets and Liabilities; significant segment expenses are presented on the Consolidated Statement of Operations.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Portfolio is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in FASB Accounting Standards Codification (“ASC”) Topic 946—Financial Services —Investment Companies.

A) Security Valuation — The Board of Trustees (the “Board”) is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to the Adviser, who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value (“NAV”) of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer

Cantor Fitzgerald Commodity Return Strategy Portfolio

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Portfolio may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Portfolio to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Cantor Fitzgerald Commodity Return Strategy Portfolio

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2026 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$79,316,389	$—	$79,316,389
United States Agency Obligations	—	201,959,730	—	201,959,730
United States Treasury Obligations	—	429,042,370	—	429,042,370
Short-term Investments	14,396,131	—	—	14,396,131

	$14,396,131	$710,318,489	$—	$724,714,620

Other Financial Instruments*
Futures Contracts	$15,734,975	$—	$—	$15,734,975

Liabilities
Other Financial Instruments*
Futures Contracts	$19,183,476	$—	$—	$19,183,476
Swap Contracts	—	15,123,066	—	15,123,066

	$19,183,476	$15,123,066	$—	$34,306,542

*	Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

For the six months ended June 30, 2026, there were no transfers in or out of Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) Derivative Instruments and Hedging Activities – The Portfolio has adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act in order to assess and manage the Portfolio’s derivatives risk, taking into account the Portfolio’s derivatives transactions and how these transactions interact with the Portfolio’s other investments.

Cantor Fitzgerald Commodity Return Strategy Portfolio

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

Because the Portfolio engages in derivatives transactions beyond a certain amount in order to pursue its investment objectives and policies, the Portfolio is required to comply with value at risk (“VaR”) based limits on its leverage risk. The Portfolio adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a portfolio disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a portfolio’s financial position, financial performance and cash flows.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at June 30, 2026 and the effect of these derivatives on the Consolidated Statement of Operations for the six months ended June 30, 2026.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Commodity price
Futures contracts(2)	$15,734,975	$19,183,476	$43,795,829	$(6,422,209)
Commodity index swap contracts	—	15,123,066	52,528,454	(13,638,236)

	$15,734,975	$34,306,542	$96,324,283	$(20,060,445)

(1)

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported with in the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at June 30, 2026 is reflected in the Consolidated Schedule of Investments. For the six months ended June 30, 2026, the Portfolio held average monthly notional values of $266,254,263 and $54,562,877 in long futures contracts and short futures contracts, respectively, and $355,301,327 in swap contracts.

The Portfolio is a party to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative (including total return, credit default and interest rate swaps) and foreign exchange contracts entered into by the Portfolio. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Portfolio may occur upon a decline in the Portfolio’s net assets below a specified threshold over a certain period of time.

Cantor Fitzgerald Commodity Return Strategy Portfolio

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

The following table presents by counterparty the Portfolio’s derivative liabilities, net of related collateral pledged by the Portfolio, at June 30, 2026:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities
Bank of America	$1,223,866	$—	$—	$(1,223,866)	$—
JPMorgan Chase	757,389	—	(366,673)	—	390,716
Macquarie Bank Ltd.	5,709,781	—	—	(5,709,781)	—
Societe Generale	7,432,030	—	(7,432,030)	—	—

	$15,123,066	$—	$(7,798,703)	$(6,933,647)	$390,716

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown and may be comprised of cash collateral, non-cash collateral or combination of both.

C) Security Transactions and Investment Income/Expense — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Portfolio amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative NAV of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) Federal and Other Taxes — No provision is made for federal taxes as it is the Portfolio’s intention to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

Cantor Fitzgerald Commodity Return Strategy Portfolio

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

In order to qualify as a RIC under the Code, the Portfolio must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Portfolio derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships (“Qualifying Income”). The Internal Revenue Service (“IRS”) has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Portfolio’s ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income. The Portfolio may invest in structured notes designed to track the performance of the Index. The Portfolio may, through its investment in the Subsidiary, invest in commodity-linked swaps and/or futures contracts.

If the Portfolio is unable to ensure continued qualification as a RIC, the Portfolio may be required to change its investment objective, policies or techniques, or may be liquidated. If the Portfolio fails to qualify as a RIC, the Portfolio will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Portfolio were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Portfolio would be subject to the risk of diminished returns.

The Portfolio adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and procedures. The Portfolio has reviewed its current tax positions and has determined that no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for each of the tax years in the four year period ended June 30, 2026, for which the applicable statutes of limitations have not expired are subject to examination by the IRS and state departments of revenue.

F) Cash — The Portfolio’s uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company (“SSB”), the Portfolio’s custodian.

G) Futures — The Portfolio may enter into futures contracts to the extent permitted by its investment policies and objectives. The Portfolio may use futures contracts to gain exposure to or hedge against changes in commodities. Upon entering into a futures contract, the Portfolio is required to deposit cash and/or pledge U.S. Government securities as initial margin with a

Cantor Fitzgerald Commodity Return Strategy Portfolio

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

Futures Commission Merchant (“FCM”). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Portfolio could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Portfolio’s open futures contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2026, the amount of restricted cash due to brokers related to open futures contracts was $2,139,480.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM’s proprietary activities. A customer’s cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM’s segregation requirements. In the event of an FCM’s insolvency, recovery may be limited to the Portfolio’s pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) Swaps — The Portfolio may enter into commodity index swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Portfolio will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Portfolio’s exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty. Therefore, the Portfolio considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

Cantor Fitzgerald Commodity Return Strategy Portfolio

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

The Portfolio may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Portfolio may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Portfolio will receive a payment from or make a payment to the counterparty.

The Portfolio records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Portfolio’s open swap contracts are disclosed in the Consolidated Schedule of Investments. At June 30, 2026, the amount of restricted cash held at brokers related to open swap contracts was $14,656,860.

I) Commodity Indexed Structured Notes — The Portfolio may invest in structured notes whose value is based on the price movements of the Index. The structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked financial instrument. The value of these notes will rise and fall in response to changes in the Index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Payments are recorded as interest income. These notes are subject to prepayment, credit and interest rate risks. The Portfolio has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Portfolio records a realized gain or loss. At June 30, 2026, the value of these securities comprised 10.9% of the Portfolio’s net assets and resulted in unrealized appreciation of $25,016,389.

J) Securities Lending — The initial collateral received by the Portfolio is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Portfolio and any additional required collateral is delivered to the Portfolio, or excess collateral returned by the Portfolio, on the next business day. Cash collateral received by the Portfolio in connection with securities lending activity may be pooled together with cash collateral for other funds/

Cantor Fitzgerald Commodity Return Strategy Portfolio

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

portfolios advised by UBS AM (Americas) and may be invested in a variety of investments, including funds advised by SSB or an affiliate, the Portfolio’s securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Portfolio or the borrower at any time.

SSB has been engaged by the Portfolio to act as the Portfolio’s securities lending agent. As of June 30, 2026, the Portfolio had no security out on loan.

The Portfolio’s securities lending arrangement provides that the Portfolio and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. For the six months ended June 30, 2026, total earnings received in connection with securities lending arrangements was $6,796, of which $6,121 was rebated to borrowers (brokers). The Portfolio retained $495 in income, and SSB, as lending agent, was paid $180.

K) Other — In the normal course of business, the Portfolio trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Portfolio may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Portfolio has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Portfolio to credit risk, consist principally of cash due from counterparties and investments. The extent of the Portfolio’s exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Portfolio’s Consolidated Statement of Assets and Liabilities.

Note 3. Transactions with Affiliates and Related Parties

O’Connor Alternative Investments, LLC (“O’Connor” or the “Adviser”) serves as the investment adviser and co-administrator for the Portfolio. For its investment advisory and administration services, the Adviser is entitled to receive a fee from the Portfolio at an annualized rate of 0.59% of the Portfolio’s average daily net assets.

For the period from April 1, 2026 through June 30, 2026 (the “Cantor Period”), investment advisory fees earned by the Adviser were $1,176,691. The Adviser has contractually agreed to limit expenses so that the Portfolio’s annual operating expenses do not exceed 1.05% of the Portfolio’s average daily net assets for Class 1 shares and 0.80% of the Portfolio’s average daily net assets for Class 2 shares. The Portfolio is authorized to reimburse the Adviser for management fees previously waived and/or for expenses previously paid, provided, however, that any reimbursement must be paid at a date not more than thirty-six months following the

Cantor Fitzgerald Commodity Return Strategy Portfolio

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

applicable month during which such fees were waived or expenses were paid by the Adviser and the reimbursement does not cause the applicable class’s aggregate expenses, on an annualized basis, to exceed either (i) the applicable expense limitation in effect at the time such fees were waived or such expenses were paid by the Adviser or (ii) the applicable expense limitation in effect at the time of such reimbursement. This contract may not be terminated before May 1, 2027. For the six months ended June 30, 2026, no fees was waived/expenses reimbursed by O’Connor.

For the period from January 1, 2026 through March 31, 2026 (the “UBS Period”), UBS Asset Management (Americas) LLC (“UBS AM (Americas)”) served as the Portfolio’s investment adviser and co-administrator. During the UBS Period, UBS AM (Americas) was entitled to receive a fee at an annualized rate of 0.59% of the Portfolio’s average daily net assets. For the UBS Period, investment advisory and administration fees earned by UBS AM (Americas) were $1,088,461.

UBS AM (Americas) had contractually agreed to limit expenses so that the Portfolio’s annual operating expenses did not exceed 1.05% of the Portfolio’s average daily net assets for Class 1 shares and 0.80% of the Portfolio’s average daily net assets for Class 2 shares, respectively, through the end of the UBS Period. For the UBS Period, no fees were waived/expenses reimbursed by UBS AM (Americas).

Waivers and reimbursements made by UBS AM (Americas) during the UBS Period, and any amounts previously waived by Credit Suisse Asset Management, LLC prior to May 1, 2024, are not subject to recoupment by O’Connor. Only waivers and expense reimbursements made by O’Connor on or after April 1, 2026 are eligible for potential future recoupment by the Adviser.

Pursuant to a distribution plan adopted by the Portfolio pursuant to Rule 12b-1 under the 1940 Act, Ultimus Fund Distributors, LLC receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class 1 shares. For the six months ended June 30, 2026, Rule 12b-1 distribution fees with respect to Class 1 shares of the Portfolio were $41,822. The Portfolio has not adopted a Rule 12b-1 plan with respect to the Class 2 shares.

For the Cantor period ended June 30, 2026, distribution fees paid to Ultimus Fund Distributors, LLC for Class 1 were $22,367.

For the UBS Period, distribution fees paid to the prior distributor, UBS Asset Management (US) Inc., for Class 1 were $19,455.

Note 4. Line of Credit

During the period from January 1, 2026 through March 31, 2026, the Portfolio, together with other funds/portfolios advised by UBS AM (Americas) (collectively, the “Participating Funds”), participated in a committed, unsecured line of credit facility (“Credit Facility”), with

Cantor Fitzgerald Commodity Return Strategy Portfolio

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

SSB in an aggregated amount of $125 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds paid an aggregate commitment fee on the average unused amount of the Credit Facility, which was allocated among the Participating Funds in such manner as is determined by the governing boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at either the Federal Funds Effective rate or the Overnight Bank Funding rate plus a spread. At June 30, 2026 and for the six months ended June 30, 2026, the Portfolio had no borrowings outstanding under the Credit Facility.

Effective April 1, 2026, upon the transition of investment management responsibilities to the Adviser, the Portfolio’s participation in the Credit Facility was not renewed, and the Credit Facility was terminated. The Portfolio does not currently maintain a line of credit arrangement. As of June 30, 2026, the Portfolio had no borrowings outstanding.

Note 5. Purchases and Sales of Securities

For the six months ended June 30, 2026, purchases and sales of investment securities and U.S. Government and Agency Obligations (excluding short-term investments) were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$222,795,062	$190,706,440

Note 6. Capital Share Transactions

The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share. The Portfolio offers Class 1 shares and Class 2 shares. Transactions in capital shares for each class of the Portfolio were as follows:

	Class 1
	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025
	Shares	Value	Shares	Value
Shares sold	211,535	$4,660,468	200,100	$3,768,011
Shares issued in reinvestment of distributions	164,057	3,461,601	60,337	1,130,708
Shares redeemed	(166,427)	(3,714,823)	(298,279)	(5,599,019)

Net increase (decrease)	209,165	$4,407,246	(37,842)	$(700,300)

Cantor Fitzgerald Commodity Return Strategy Portfolio

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

	Class 2
	For the Six Months Ended June 30, 2026 (unaudited)		For the Year Ended December 31, 2025
	Shares	Value	Shares	Value
Shares sold	472,504	$10,222,214	1,297,346	$24,205,906
Shares issued in reinvestment of distributions	3,748,549	79,394,266	1,419,264	26,696,360
Shares redeemed	(3,134,249)	(70,766,109)	(2,602,157)	(49,804,626)

Net increase	1,086,804	$18,850,371	114,453	$1,097,640

On August 18, 2021, reverse share splits were announced for each class of the Portfolio, pursuant to which shareholders received one share in exchange for every six shares of the Portfolio.

The reverse share splits were effective October 15, 2021. The reverse splits reduced the number of outstanding shares of each class of the Portfolio and proportionately increased the NAV per share of each class of the Portfolio such that the market value of the Portfolio’s shares remained the same. The reverse share splits applied the same ratio to each class of shares of the Portfolio. A reverse share split does not alter the rights or total value of a shareholder’s investment in the Portfolio, nor will it be a taxable event for Portfolio investors.

The Capital Share Transactions and Financial Highlights prior to October 15, 2021 for the Portfolio have been adjusted to reflect the reverse share split.

On June 30, 2026, the number of shareholders that held 5% or more of the outstanding shares of the Portfolio was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class 1	3	86%
Class 2	4	100%

The Portfolio’s performance may be negatively impacted in the event one or more of the Portfolio’s greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Contingencies

In the normal course of business, the Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolio’s maximum exposure under

Cantor Fitzgerald Commodity Return Strategy Portfolio

Notes to Consolidated Financial Statements (Unaudited) (Continued)

June 30, 2026

these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 8. Subsequent Events

In preparing the consolidated financial statements as of June 30, 2026, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report.

As previously disclosed, effective April 1, 2026, O’Connor Alternative Investments, LLC assumed investment management responsibilities for the Portfolio following the transfer from UBS Asset Management (Americas) LLC. This transition has been fully reflected in these financial statements. As such, no further disclosure of the transition as a subsequent event is required as of the report date. Management is not aware of any other subsequent events that require recognition or additional disclosure in these financial statements.

Cantor Fitzgerald Commodity Return Strategy Portfolio

Proxy Voting and Portfolio Holdings Information (Unaudited)

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Portfolio uses to determine how to vote proxies relating to its portfolio securities are available:

•	By calling 1-855-922-6867

•	On the Portfolio’s website, https://www.cantorassetmanagement.com/capabilities/commodities

•	On the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov

The Portfolio files its complete schedule of portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT. The Portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

CANTOR®

For Inquiries About the Portfolio:

O'Connor Alternative Investments, LLC

110 E. 59th St. New York, NY 10022
(855) 9-CANTOR / (855) 922-6867
cfsupport@cantor.com

Investors

To learn more, please contact your financial advisor or visit cantorassetmanagement.com/capabilities/commodities

Ultimus Fund Distributors, LLC (225 Pictoria Drive, Suite 450, Cincinnati, OH 45246, Member FINRA) is the distributor of the Fund.

Cantor Fitzgerald & Co. and Ultimus Fund Distributors, LLC are not affiliated.

Not a Deposit	May Lose Value	No Bank Guarantee
Not insured by the FDIC, NCUA or any other government agency		

Publication Date: 6/30/2026

(b)	Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1) All board members and all members of any advisory board for regular compensation: $84,350

(2) Each board member and each member of an advisory board for special compensation: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Board of Trustees of the Trust (the “Board”), including all of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940 (the “Independent Trustees”), approved a new Investment Management Agreement (the “New Investment Management Agreement”) with O’Connor Alternative Investments, LLC, an indirect wholly owned subsidiary of Cantor Fitzgerald, L.P. (“O’Connor Alternative Investments”), at the October 6, 2025 Board Meeting after concluding that the approval of the New Investment Management Agreement was in the best interests of the Fund and its shareholders. The factors considered by the Board in considering and approving the New Investment Management Agreement are set out below:

Investment Advisory Fee Rates and Expenses

The Board reviewed and considered the contractual advisory fee rate of 0.59% of the Fund’s average daily net assets (the “Contractual Advisory Fee”) to be payable by the Fund under the New Investment Management Agreement in light of the extent and quality of the management services to be provided by O’Connor Alternative Investments, the Fund’s proposed investment manager following the closing date (the “Closing Date”) of the transaction whereby UBS Asset Management (Americas) LLC (“UBS AM (Americas)”), the Fund’s investment adviser, entered into a definitive agreement with O’Connor Alternative Investments, pursuant to which O’Connor Alternative Investments would acquire UBS AM (Americas)’s O’Connor investment platform (the “UBS/Cantor Transaction”). The Board also considered that O’Connor Alternative Investments has represented that it intends to enter into a contractual expense limitation agreement, effective for a period of at least one year following the Closing Date, limiting the Fund’s total net expenses (which agreement will permit the Fund to reimburse their investment adviser for advisory fees waived and/or expenses previously reimbursed under certain conditions) to the same levels as those expense levels provided under the contractual expense limitation agreement between the Fund and UBS AM (Americas), which are 1.05% and 0.80% of the average daily net assets of Class 1 shares and Class 2 shares, respectively.

Additionally, the Board received and considered information comparing the Fund’s Contractual Advisory Fee, Contractual Advisory Fee less waivers and/or reimbursements (“Net Advisory Fee”) and overall expenses with those of the funds in the relevant peer group (the “Peer Group”) provided by Morningstar, Inc., an independent provider of investment company data. The Board noted O’Connor Alternative Investments’ observations that the Fund’s Contractual Advisory Fees are below the average of the Peer Group and that the expense ratios of the Class 1 shares and Class 2 shares of the Fund were competitive with or below the average, respectively, of the Peer Group.

Nature, Extent and Quality of the Services under the New Investment Management Agreement

The Board received and considered information regarding the nature, extent and quality of services to be provided to the Fund by O’Connor Alternative Investments under the New Investment Management Agreement. The Board also noted information received at the Meetings related to the services to be rendered by O’Connor Alternative Investments which, in addition to portfolio management and investment management services set forth in the New Investment Management Agreement, included credit analysis and research, supervising the day-to-day operations of the Fund’s non-advisory functions, which include accounting, administration, custody, transfer agent and other applicable third-party service providers; overseeing and facilitating audits; and supervising and/or preparing applicable Fund filings, disclosures and shareholder reports. The Board noted that the extensive investment management services to be provided by O’Connor Alternative Investments included broad supervisory responsibility and oversight over other service providers to the Fund. The Board also considered O’Connor Alternative Investment’s anticipated compliance program with respect to the Fund. The Board reviewed background information about O’Connor Alternative Investments including its Form ADV Part 2A – Disclosure Brochure. The Board considered the background and experience of O’Connor Alternative Investments’ senior management and the expertise of, and the amount of attention expected to be given to the Fund by senior personnel of O’Connor Alternative Investments. In addition, The Board reviewed the qualifications, backgrounds and responsibilities of its respective Fund’s portfolio management team primarily responsible for the day-to-day portfolio management of the Fund, noting that the members the Fund’s portfolio management team will move from UBS AM (Americas) to O’Connor Alternative Investments, and the extent of the resources expected to be devoted to research and analysis of actual and potential investments, as well as the resources expected to be provided to them. The Board evaluated the ability of O’Connor Alternative Investments, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel.

Fund Performance

The Board received and considered information comparing the Fund’s performance results over the previous year ended September 3, 2025, as well as over the one-month, three-month, and six-month, three-, five- and ten-year, and calendar year-to-date periods ended September 3, 2025, with the performance of the funds in the Peer Group for the same periods.

The Board also considered the investment performance of the Fund relative to its stated objectives.

Investment Manager Profitability

The Board received and considered a profitability analysis of O’Connor Alternative Investments based on the fees to be payable under the New Investment Management Agreement for the Fund, including any fee waivers, as well as other relationships between the Fund on the one hand and affiliates of O’Connor Alternative Investments on the other. The Board deliberations also reflected, in the context of O’Connor Alternative Investments’ profitability, O’Connor Alternative Investments’ methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective. The Board also reviewed O’Connor Alternative Investments’ anticipated profit margin as reflected in the profitability analysis, as well as reviewing profitability in light of appropriate court cases and the services rendered to the Fund.

Economies of Scale

The Board considered information regarding whether there are expected to be economies of scale with respect to the management of the Fund by O’Connor Alternative Investments. The Board noted that, if the Fund’s asset levels grow, further economies of scale potentially could be realized (although this is not guaranteed) and also noted the expense limitation agreements anticipated to be in place between the Fund and O’Connor Alternative Investments for a period of at least one year following the Closing Date of the UBS/Cantor Transaction. The Board received information regarding O’Connor Alternative Investments’ projected profitability in connection with providing investment management services to the Fund, including O’Connor Alternative Investments’ costs in providing the services.

Other Benefits to O’Connor Alternative Investments

The Board considered other benefits expected to be received by O’Connor Alternative Investments and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, benefits potentially derived from an increase in O’Connor Alternative Investments’ and its affiliates’ businesses and their reputation as a result of their relationship with the Fund.

The Board considered the standards O’Connor Alternative Investments expects to apply in seeking best execution and O’Connor Alternative Investments’ expected policies and practices regarding soft dollars for the Fund, and reviewed O’Connor Alternative Investments’ anticipated method for allocating portfolio investment opportunities among its advisory clients.

Other Factors and Broader Review

As discussed above, the Board reviewed detailed materials received from O’Connor Alternative Investments as part of the approval process and also considered the information discussed with the Board during the Meetings.

Conclusions

In selecting O’Connor Alternative Investments, and approving the New Investment Management Agreement with respect to the Fund and the investment advisory fee under such agreement, The Board concluded, on behalf of its respective Fund, that:

●

The Contractual Advisory Fee and Net Advisory Fee, reviewed along with information provided by Broadridge for the Peer Group, were reasonable in relation to the services expected to be provided by O’Connor Alternative Investments.

●

The Board was satisfied with the nature, extent and quality of the investment management services expected to be provided to the Fund by O’Connor Alternative Investments in a challenging commodities environment and that, based on dialogue with representatives of O’Connor Alternative Investments and counsel, the services expected to be provided by O’Connor Alternative Investments under the New Investment Management Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment managers.

●

In light of the costs of providing investment management and other services to the Fund and O’Connor Alternative Investments’ commitment to the Fund and willingness to waive fees (by agreeing to a contractual expense limitation, O’Connor Alternative Investments’ anticipated net profitability based on fees payable under the New Investment Management Agreement, as well as other ancillary benefits that O’Connor Alternative Investments and its affiliates expect to receive, were considered reasonable.

●	In light of the information received and considered by the Board, the Fund’s current fee structure was considered reasonable.

No single factor reviewed by The Board was identified by the Board as the principal factor in determining whether to approve the New Investment Management Agreement. The Independent Trustees were advised by separate independent legal counsel throughout the process.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(c)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cantor Fitzgerald Commodity Return Strategy Portfolio

/s/ William Ferri
Name: William Ferri
Title: Principal Executive Officer
Date: August 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William Ferri:
Name: William Ferri
Title: Principal Executive Officer
Date: August 26, 2026

/s/ Dylan Germishuys
Name: Dylan Germishuys
Title: Principal Financial Officer
Date: August 24, 2026